Share Capital (Schedule of Stock Options Range for Outstanding and Exercisable Shares) (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	3,476,579	4,465,262	6,655,455
Outstanding weighted average exercise price (CAD per share)	$ 6.80	$ 6.59	$ 7.38
Weighted average remaining contractual life of options outstanding (years)	4 years 4 months 20 days
Number of options exercisable (in shares) | shares	1,722,702
Exercisable weighted average exercise price (CAD per share))	$ 6.51
$3.01 - $5.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	560,000
Outstanding weighted average exercise price (CAD per share)	$ 3.75
Weighted average remaining contractual life of options outstanding (years)	2 years 18 days
Number of options exercisable (in shares) | shares	560,000
Exercisable weighted average exercise price (CAD per share))	$ 3.75
$6.01 - $7.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	1,596,265
Outstanding weighted average exercise price (CAD per share)	$ 6.57
Weighted average remaining contractual life of options outstanding (years)	4 years 8 months 15 days
Number of options exercisable (in shares) | shares	679,852
Exercisable weighted average exercise price (CAD per share))	$ 6.57
$7.01 - $8.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	809,184
Outstanding weighted average exercise price (CAD per share)	$ 7.62
Weighted average remaining contractual life of options outstanding (years)	6 years 7 days
Number of options exercisable (in shares) | shares	291
Exercisable weighted average exercise price (CAD per share))	$ 7.07
$8.01 - $9.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	28,571
Outstanding weighted average exercise price (CAD per share)	$ 8.63
Weighted average remaining contractual life of options outstanding (years)	6 years 1 month 28 days
Number of options exercisable (in shares) | shares	0
Exercisable weighted average exercise price (CAD per share))	$ 0
$9.01 - $10.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	482,559
Outstanding weighted average exercise price (CAD per share)	$ 9.62
Weighted average remaining contractual life of options outstanding (years)	3 years 2 months 4 days
Number of options exercisable (in shares) | shares	482,559
Exercisable weighted average exercise price (CAD per share))	$ 9.62
Bottom of range [member] | $3.01 - $5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	3.01
Bottom of range [member] | $6.01 - $7.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	7.01
Bottom of range [member] | $7.01 - $8.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	11.01
Top of range [member] | $3.01 - $5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	7.00
Top of range [member] | $6.01 - $7.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	11.00
Top of range [member] | $7.01 - $8.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 19.00